Note 22 - Eersteling	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of non-current assets or disposal groups classified as held for sale [text block]
22	Eersteling

22.1	Sale of subsidiary

On
May 31, 2018
the Group entered into an amended share sale agreement with SH Mineral Investments Proprietary Limited (“SH Minerals”) to sell the shares and claims of Eersteling Gold Mining Company Limited (“Eersteling”), a South African subsidiary previously consolidated as part of the Group, that has been on care and maintenance since
1997.
The amended share sale agreement allowed for a purchase price of
$3
million which would be settled by
three
payments of
$1
million payable on the completion date,
12
and
18
months after the completion date. On
January 31, 2019
all suspensive conditions for the sale were met and the Group transferred the registered and beneficial ownership of Eersteling to SH Minerals. During
2019,
$1
million was received and
$901
was received post year end as payment towards the purchase price.

Details of the disposal are as follows:

Carrying amounts of net assets over which control was lost:	2019
Non-current assets
Property, plant and equipment	227

Current assets
Trade and other receivables	84
Total assets	311

Non-current liabilities
Rehabilitation provision	650

Current liabilities
Trade and other payables	8
Total liabilities	658

Consideration receivable:
Cash received	1,000
Deferred consideration (at January 31, 2019)	1,953
Total consideration	2,953

Profit on sale of subsidiary:
Net liabilities derecognised	347
Cumulative exchange differences in respect of the net liabilities of the subsidiary reclassified from equity on loss of control of subsidiary	2,109
Fair value of consideration receivable (at January 31, 2019)	2,953
Profit on sale of subsidiary	5,409

At the date of approval of these financial statements
$1,000
remained outstanding from SH Minerals and is expected to be received in
July
of
2020
and a further
$99
remains outstanding from SH Minerals from the amount payable in
January 2020
and is expected to be received shortly.

22.2	Disposal group held for sale

As at
December 31, 2018,
management concluded that the Eersteling disposal group will be recovered principally through a sale transaction rather than through continuing use and that the sale of Eersteling had become highly probable as one
of the
two
suspensive conditions in the new share sale agreement had been met.

As at
December 31, 2018
the disposal group held for sale was stated at its carrying amount.

	2019	2018
Non-current assets
Property, plant, and equipment	-	214

Current assets
Trade and other receivables	-	80
Cash and cash equivalents	-	2
Assets held for sale	-	296

Non-current liabilities
Rehabilitation provision	-	602

Current liabilities
Trade and other payables	-	7
Liabilities associated with assets held for sale	-	609